Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay For Performance
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act, and the SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

							Value of initial fixed $100 investment based on:
Year (a)	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Exelon Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income (millions) ($) (h)	Utility Earned ROE* (i)
	Butler (b1)	Crane (b2)	Butler (c1)	Crane (c2)
2023	12,266,720		9,261,591		3,247,012	2,557,696	127	111	2,328	9.3%
2022	6,286,091	30,084,980	5,509,746	10,875,275	3,223,949	2,895,438	147	122	2,054	9.4%
2021	—	15,667,002	—	29,721,525	5,459,913	7,403,484	136	121	1,616	9.2%
2020	—	14,440,051	—	9,364,603	4,611,546	3,334,402	96	103	1,099	8.7%

Company Selected Measure Name	Utility Earned ROE
Named Executive Officers, Footnote	The dollar amounts reported in column (b1) are the amounts of total compensation reported for Mr. Butler (our current Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote	The values in column (g) represent the peer group TSR. The peer group used for this purpose is the published industry index: Philadelphia Utility Index (UTY), a market capitalization-weighted index composed of geographically diverse public utility stocks.
Adjustment To PEO Compensation, Footnote

		Adjustments
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to PEO ($)
2023 - Butler	12,266,720	(7,951,800)	5,150,486	(320,832)	117,017	9,261,591
2022 - Butler	6,286,091	(3,423,719)	2,745,053	(198,532)	100,853	5,509,746
2022 - Crane	30,084,980	(11,768,964)	4,732,580	(12,647,990)	474,669	10,875,275
2021 - Crane	15,667,002	(10,823,207)	25,401,442	(1,071,663)	547,951	29,721,525
2020 - Crane	14,440,051	(10,256,308)	5,382,246	(757,754)	556,368	9,364,603
The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023 - Butler	6,395,326	(1,150,012)	—	(94,827)	—	5,150,486
2022 - Butler	3,175,677	(371,367)	—	(59,257)	—	2,745,053
2022 - Crane	10,916,328	(1,221,723)	—	(134,318)	(4,827,707)	4,732,580
2021 - Crane	17,095,928	8,081,315	—	224,199	—	25,401,442
2020 - Crane	9,023,213	(4,145,220)	—	504,253	—	5,382,246
(c)The amounts included in this column are the amounts reported in “Change in Pension and Non-qualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Crane or Mr. Butler during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with US GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2023 - Butler	117,017	—	117,017
2022 - Butler	100,853	—	100,853
2022 - Crane	474,669	—	474,669
2021 - Crane	547,951	—	547,951
2020 - Crane	556,368	—	556,368

Non-PEO NEO Average Total Compensation Amount	$ 3,247,012	$ 3,223,949	$ 5,459,913	$ 4,611,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,557,696	2,895,438	7,403,484	3,334,402
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,247,012	(1,525,550)	857,766	(35,079)	13,546	2,557,696
2022	3,223,949	(1,596,116)	1,300,459	(69,879)	37,024	2,895,438
2021	5,459,913	(2,482,776)	4,497,496	(210,792)	139,643	7,403,484
2020	4,611,546	(2,423,879)	1,244,418	(228,141)	130,458	3,334,402
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	1,226,942	(290,123)	—	(79,052)	—	—	857,766
2022	1,480,481	(162,202)	—	(17,819)	—	—	1,300,459
2021	2,889,493	1,563,343	—	44,660	—	—	4,497,496
2020	2,132,461	(998,587)	—	110,543	—	—	1,244,418
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2023	13,546	—	13,546
2022	37,024	—	37,024
2021	139,643	—	139,643
2020	130,458	—	130,458

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 127	147	136	96
Peer Group Total Shareholder Return Amount	111	122	121	103
Net Income (Loss)	$ 2,328	$ 2,054	$ 1,616	$ 1,099
Company Selected Measure Amount	9.3	0.094	9.2	8.7
PEO Name	Mr. Butler
Additional 402(v) Disclosure	The dollar amounts reported in columns (c1) and (c2) represent the amount of “compensation actually paid” to Messrs. Butler and Crane, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Crane and Butler during the applicable year. Compensation actually paid is determined using the following assumptions:Utility Earned ROE in column (i) is calculated using adjusted (non-GAAP) operating earnings, reflecting all lines of business for the utility businesses (electric distribution, gas distribution, transmission), divided by average shareholder’s equity over the year. Management uses operating ROE as a measurement of the actual performance of the company’s utility business. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Utility Earned ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Mr Butler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,266,720	$ 6,286,091
PEO Actually Paid Compensation Amount	9,261,591	5,509,746
Mr Butler [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(320,832)	(198,532)
Mr Butler [Member] | Pension Benefit Adjustments Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,017	100,853
Mr Crane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		30,084,980	$ 15,667,002	$ 14,440,051
PEO Actually Paid Compensation Amount		10,875,275	29,721,525	9,364,603
Mr Crane [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,647,990)	(1,071,663)	(757,754)
Mr Crane [Member] | Pension Benefit Adjustments Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		474,669	547,951	556,368
PEO | Mr Butler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,017	100,853
PEO | Mr Butler [Member] | Reported Value Of Equity Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,951,800)	(3,423,719)
PEO | Mr Butler [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,150,486	2,745,053
PEO | Mr Butler [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,395,326	3,175,677
PEO | Mr Butler [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,150,012)	(371,367)
PEO | Mr Butler [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr Butler [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,827)	(59,257)
PEO | Mr Butler [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr Butler [Member] | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,017	100,853
PEO | Mr Butler [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr Crane [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		474,669	547,951	556,368
PEO | Mr Crane [Member] | Reported Value Of Equity Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,768,964)	(10,823,207)	(10,256,308)
PEO | Mr Crane [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,732,580	25,401,442	5,382,246
PEO | Mr Crane [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,916,328	17,095,928	9,023,213
PEO | Mr Crane [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,221,723)	8,081,315	(4,145,220)
PEO | Mr Crane [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr Crane [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(134,318)	224,199	504,253
PEO | Mr Crane [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,827,707)	0	0
PEO | Mr Crane [Member] | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		474,669	547,951	556,368
PEO | Mr Crane [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	857,766	1,300,459	4,497,496	1,244,418
Non-PEO NEO | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,525,550)	(1,596,116)	(2,482,776)	(2,423,879)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	857,766	1,300,459	4,497,496	1,244,418
Non-PEO NEO | Average Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,079)	(69,879)	(210,792)	(228,141)
Non-PEO NEO | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,546	37,024	139,643	130,458
Non-PEO NEO | Average Year End Fair Value Of Equity Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,226,942	1,480,481	2,889,493	2,132,461
Non-PEO NEO | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,123)	(162,202)	1,563,343	(998,587)
Non-PEO NEO | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,052)	(17,819)	44,660	110,543
Non-PEO NEO | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Average Service Cost Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,546	37,024	139,643	130,458
Non-PEO NEO | Average Prior Service Cost Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0